2ndVote Life Neutral Plus ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.1%
United States - 98.1%
Aerospace & Defense - 5.8%
L3Harris Technologies, Inc.	2,155	$447,873
Raytheon Technologies Corp.	5,216	426,982
		874,855
Biotechnology - 7.5%
Gilead Sciences, Inc.	6,757	416,840
Regeneron Pharmaceuticals, Inc. (a)	1,036	713,669
		1,130,509
Capital Markets - 1.7%
Bank of New York Mellon Corp.	6,712	258,546
Communications Equipment - 5.3%
Arista Networks, Inc. (a)	3,968	447,948
Lumentum Holdings, Inc. (a)	5,085	348,678
		796,626
Consumer Finance - 2.1%
Discover Financial Services	3,543	322,130
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class A (a)	1,141	304,670
Electronic Equipment, Instruments & Components - 5.1%
Amphenol Corp. - Class A	4,356	291,678
Coherent Corp. (a)	7,507	261,619
Littelfuse, Inc.	1,101	218,757
		772,054
Food & Staples Retailing - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	8,396	611,313
Food Products - 2.5%
Hormel Foods Corp.	8,118	368,882
Health Care Equipment & Supplies - 2.3%
Stryker Corp.	1,718	347,964
Health Care Providers & Services - 6.5%
CVS Health Corp.	5,093	485,720
UnitedHealth Group, Inc.	982	495,949
		981,669
Hotels, Restaurants & Leisure - 4.9%
Chipotle Mexican Grill, Inc. (a)	485	728,839
Household Durables - 1.6%
PulteGroup, Inc.	6,227	233,512
Insurance - 2.7%
Lincoln National Corp.	9,176	402,918
Machinery - 2.7%
Xylem, Inc.	4,563	398,624
Media - 2.2%
Interpublic Group of Cos.	12,694	324,966
Metals & Mining - 3.3%
Steel Dynamics, Inc.	7,080	502,326
Oil, Gas & Consumable Fuels - 6.4%
Devon Energy Corp.	8,309	499,620
Diamondback Energy, Inc.	3,830	461,362
		960,982
Professional Services - 2.4%
Jacobs Solutions, Inc.	3,284	356,281
Semiconductors & Semiconductor Equipment - 6.1%
Lam Research Corp.	1,272	465,552
Texas Instruments, Inc.	2,895	448,088
		913,640
Real Estate Investment Trusts (REITs) - 4.9%
Equinix, Inc.	543	308,880
Public Storage	1,464	428,674
		737,554
Software - 7.5%
Fortinet, Inc. (a)	12,733	625,572
ServiceNow, Inc. (a)	1,325	500,333
		1,125,905
Specialty Retail - 8.5%
Lowe's Cos., Inc.	3,308	621,276
O'Reilly Automotive, Inc. (a)	935	657,632
		1,278,908
Total United States		14,733,673
TOTAL COMMON STOCKS (Cost $15,503,639)		14,733,673

SHORT-TERM INVESTMENTS - 1.9%
Money Market Fund - 1.9%
First American Government Obligations Fund — Class X, 2.77% (b)
TOTAL SHORT-TERM INVESTMENTS (Cost $289,772)	289,772	289,772
		289,772
Total Investments (Cost $15,793,411) - 100.0%
Liabilities in Excess of Other Assets - 0.0%		15,023,445
		(988)
TOTAL NET ASSETS - 100.0%		15,022,457

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at September 30, 2022

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).